Consolidated Statements of Cash Flows - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net income	$ 6,736	$ 34,980	$ 28,353	$ 8,350
Successor [Member]
Cash Flows from Operating Activities:
Net income		34,980
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		42,416
Shares issued for transaction costs		2,719
Stock-based compensation		1,034
(Gain) on Disposal of Assets		(986)
Impairment of property, plant and equipment
Accrued interest		2,055
Deferred tax expense (benefit)		(2,025)
Allowance for doubtful receivables		693
Provision for obsolete service inventories		1,155
NPS equity stock earn-out		5,723
Other operating activities, net		796
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable		10,329
(Increase) decrease in inventories		5,440
(Increase) decrease in prepaid expenses		596
(Increase) decrease in other current assets		(36,373)
(Increase) decrease in other long term assets
Increase (decrease) in accounts payable and accrued liabilities		(34,943)
Increase in other current liabilities		7,231
Net cash provided by operating activities		40,840
Cash Flows from Investing Activities:
Proceeds from the Company's trust account		231,782
Capital expenditures		(23,211)
Acquisition of business, net of cash acquired		(282,190)
Proceeds from disposal of assets		5,309
Other investing activities		1,722
Net cash used in investing activities		(66,588)
Cash Flows from Financing Activities:
Redemption of ordinary shares		(19,380)
Proceeds from issuance of shares		48,294
Proceeds from borrowings		92,490
Payment of deferred underwriting fees		(9,070)
Repayments of borrowings, lines of credit and other debt		(61,606)
Dividend paid
Other financing activities, net		(134)
Net cash provided by (used in) financing activities		50,594
Effect of exchange rate changes on cash
Net increase (decrease) in cash		24,846
Cash and cash equivalents, beginning of period		46
Cash and cash equivalents, end of period	46	24,892
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid		8,812
Income taxes paid		6,008
Predecessor [Member] | NPS Holdings Limited [Member]
Cash Flows from Operating Activities:
Net income	6,736		28,353	8,350
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	17,284		38,408	52,388
Shares issued for transaction costs
Stock-based compensation				372
(Gain) on Disposal of Assets			(228)	(26)
Impairment of property, plant and equipment				3,370
Accrued interest	3,350		7,835	6,029
Deferred tax expense (benefit)			598	(317)
Allowance for doubtful receivables	2,402		334	1,071
Provision for obsolete service inventories
NPS equity stock earn-out
Other operating activities, net	1,442
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(15)		(5,000)	(7,828)
(Increase) decrease in inventories	(2,080)		(8,118)	(4,147)
(Increase) decrease in prepaid expenses	(759)		2,070	3,528
(Increase) decrease in other current assets	(16,257)		7,480	(3,522)
(Increase) decrease in other long term assets	(544)
Increase (decrease) in accounts payable and accrued liabilities	7,335		9,172	10,521
Increase in other current liabilities	1,932		2,289	9,107
Net cash provided by operating activities	20,826		83,193	78,896
Cash Flows from Investing Activities:
Proceeds from the Company's trust account
Capital expenditures	(9,861)		(48,657)	(62,237)
Acquisition of business, net of cash acquired	(1,098)		(624)
Proceeds from disposal of assets			282	953
Other investing activities	3,043		(3,043)	(1,469)
Net cash used in investing activities	(7,916)		(52,042)	(62,753)
Cash Flows from Financing Activities:
Redemption of ordinary shares
Proceeds from issuance of shares
Proceeds from borrowings	47,063
Payment of deferred underwriting fees	(164)
Repayments of borrowings, lines of credit and other debt			(7,871)	(15,807)
Dividend paid	(48,210)		(20,000)
Other financing activities, net	(4,429)		(4,267)	(995)
Net cash provided by (used in) financing activities	(5,740)		(32,138)	(16,802)
Effect of exchange rate changes on cash	(16)		(45)	1,299
Net increase (decrease) in cash	7,154		(1,032)	640
Cash and cash equivalents, beginning of period	24,502	$ 31,656	25,534	24,894
Cash and cash equivalents, end of period	31,656		24,502	25,534
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid	3,636		7,989	5,670
Income taxes paid	$ 345		$ 3,286	$ 10,266